MORGAN STANLEY DEAN WITTER CAPITAL GROWTH         TWO WORLD TRADE CENTER,
SECURITIES                                        NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1998

DEAR SHAREHOLDER:

The past year was characterized by record levels of volatility in the U.S. and global financial markets. Throughout the period, investors were concerned about global currency devaluations and an economic crisis that began in Asia, then spread to Russia and Latin America. Investors wondered if the United States itself would be drawn into a recession. Market participants began to anticipate an easing of monetary policy, which was soon delivered by the Federal Reserve Board. The Federal Reserve's moves to lower rates are encouraging for U.S. and global markets and are expected to help keep recession at bay in the United States during the coming year.

PERFORMANCE

During the fiscal year ended October 31, 1998, Morgan Stanley Dean Witter Capital Growth Fund's Class B shares registered a total return of -3.56 percent, versus 21.99 percent for the Standard & Poor's 500 Index and 13.88 percent for the Lipper Growth Funds Index, respectively. Over the same period, the Fund's Class A, Class C and Class D shares registered total returns of -2.84 percent, -3.56 percent and -2.59 percent, respectively. The performance of the Fund's four share classes varies, because each class has different expenses.

The accompanying chart illustrates the performance of a $10,000 investment in the Fund from inception through the fiscal year ended on October 31, 1998, versus the performance of similar hypothetical investments in the S&P 500 Index and the Lipper Growth Funds Index.

After a respectable first half of the fiscal year (up nearly 14 percent) the Fund underperformed noticeably during the second half, pulling down the overall performance for the fiscal year. The Fund's diversification into mid- and small capitalization stocks, which worked admirably in fiscal 1997, failed to produce returns commensurate with large-capitalization stocks in fiscal 1998.

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1998, CONTINUED

Much of the underperformance during the past two quarters is attributable to the overall performance of the stock market. It was a period when only the largest stocks outperformed the S&P 500. While these "Nifty Fifty" names carried the S&P 500 Index higher, there was a significant decline in almost all other stocks. During this period, mid- and small-cap stocks, which represented 41 percent of the Fund's net assets as of November 30, 1998, suffered far worse price declines than large caps. For much of the fiscal year, both the S&P 400 Mid Cap and S&P 600 Small Cap Indices were down on an absolute basis.

PORTFOLIO

As of October 31, 1998, the Fund's net assets were approximately $485 million. At fiscal year end, the Fund owned 65 stocks. The portfolio was 59 percent invested in large-cap stocks and 38 percent invested in mid-cap stocks, with the balance invested in small-cap issues.

Although small- and mid-cap stocks had a negative impact on performance during the fiscal year, the Fund will continue to hold stocks of various market capitalizations. This is primarily because nearly 75 percent of the investment ideas generated by the Fund's screening process--which seeks to identify companies with a history of consistent revenue and earnings growth, strong future earnings growth and attractive price valuations--have market caps under $10 billion.

The portfolio has traditionally invested heavily in the technology, financial services and retail sectors, a strategy that was effective in 1997 and the first half of 1998. The Fund maintained an overweighted position in these sectors during most of that period. However, over the summer and fall of 1998, these sectors experienced considerable price declines.

At the end of October 1998, the Fund's 10 largest holdings were: Staples (Specialty Stores); MCI Worldcom (Telecommunications); Elan (Biotech); Starbucks (Restaurants); Providian Financial (Financial Services); United Technologies (Aerospace); Watson Pharmaceuticals (Drugs); Warner-Lambert (Pharmaceutical); Philip Morris (Tobacco); Total Renal Care Holdings (Medical/Nursing).

GOING FORWARD

We are optimistic about the Fund's prospects. We believe that many of the mid-sized and small issues in which the Fund invests are attractive on a valuation and fundamental basis and should exhibit better performance in fiscal 1999.

The vast majority of the names produced by the Fund's screening process have very attractive valuations and reasonable-to-strong fundamentals, making them suitable candidates for investment.

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1998, CONTINUED

Despite recent underperformance, we continue to believe that this process will successfully identify stocks with the potential for future long-term growth. In addition, we believe that portfolio diversification across industry sectors and capitalization ranges is important in helping to manage risk.

We appreciate your support of Morgan Stanley Dean Witter Capital Growth Fund and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH
SECURITIES
FUND PERFORMANCE OCTOBER 31, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 Growth of $10,000 - Class B
            Shares
       ($ in Thousands)

                                      Fund   S&P 500(4)  Lipper(5)
April-1990                         $10,000      $10,000    $10,000
October-1990                        $9,190       $9,173     $8,985
October-1991                       $13,605      $12,242    $12,709
October-1992                       $14,158      $13,459    $13,701
October-1993                       $13,556      $15,465    $16,302
October-1994                       $13,450      $16,061    $16,636
October-1995                       $16,330      $20,298    $20,624
October-1996                       $19,256      $25,182    $24,128
October-1997                       $25,267      $33,253    $30,975
October-1998                    $24,367(3)      $40,565    $35,273

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                    AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------------------
                CLASS B SHARES*                                     CLASS A SHARES**
-----------------------------------------------      -----------------------------------------------
PERIOD ENDED 10/31/98                                PERIOD ENDED 10/31/98
-------------------------                            -------------------------
1 Year                      -3.56%(1)    -7.44%(2)   1 Year                      -2.84%(1)    -7.94%(2)
5 Years                     12.44(1)     12.19(2)    Since Inception (7/28/97)    0.52(1)     -3.70(2)
Since Inception (4/20/90)   10.94(1)     10.94(2)

                CLASS C SHARES+                                       CLASS D SHARES#
-----------------------------------------------       -----------------------------------------------
PERIOD ENDED 10/31/98                                 PERIOD ENDED 10/31/98
-------------------------                             -------------------------
1 Year                      -3.56%(1)    -4.34%(2)    1 Year                     -2.59%(1)
Since Inception (7/28/97)   -0.25(1)     -0.25(2)     Since Inception (7/28/97)   0.77(1)

------------------------
 (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
 (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 (3) Closing value assuming a complete redemption on October 31, 1998.
 (4) The Standard & Poor's 500 Stock Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 (5) The Lipper Growth Fund Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Growth Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this index.
* The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
** The maximum front-end sales charge for Class A is 5.25%.
+ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
#  Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1998

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (99.4%)
           ACCIDENT & HEALTH INSURANCE (0.7%)
  90,000   AFLAC Inc..............................................................................  $  3,431,250
                                                                                                    ------------
           ADVERTISING (2.8%)
 375,000   Snyder Communications, Inc.*...........................................................    13,382,812
                                                                                                    ------------
           AEROSPACE (3.2%)
 165,000   United Technologies Corp...............................................................    15,716,250
                                                                                                    ------------
           APPAREL (0.0%)
   1,000   Tommy Hilfiger Corp.*..................................................................        46,437
                                                                                                    ------------
           BIOTECHNOLOGY (3.6%)
 250,000   Elan Corp. PLC (ADR) (Ireland)*........................................................    17,515,625
                                                                                                    ------------
           BROADCASTING (0.0%)
   5,000   Clear Channel Communications, Inc.*....................................................       227,812
                                                                                                    ------------
           BUILDING MATERIALS (1.9%)
 165,000   Southdown, Inc.........................................................................     8,982,187
                                                                                                    ------------
           CELLULAR TELEPHONE (0.0%)
   1,500   AirTouch Communications, Inc.*.........................................................        84,000
                                                                                                    ------------
           CLOTHING/SHOE/ACCESSORY CHAINS (0.0%)
   1,300   Finish Line, Inc. (Class A)*...........................................................        13,650
   1,500   Stage Stores, Inc.*....................................................................        19,875
                                                                                                    ------------
                                                                                                          33,525
                                                                                                    ------------
           COMPUTER SOFTWARE (9.5%)
 100,000   BMC Software, Inc.*....................................................................     4,800,000
 138,500   Citrix Systems, Inc.*..................................................................     9,790,219
 250,000   Compuware Corp.*.......................................................................    13,531,250
 310,000   Legato Systems, Inc.*..................................................................    12,090,000
 140,000   Network Associates, Inc.*..............................................................     5,950,000
     650   Visio Corp.*...........................................................................        17,387
                                                                                                    ------------
                                                                                                      46,178,856
                                                                                                    ------------
           COMPUTER/VIDEO CHAINS (1.4%)
 100,000   Dell Computer Corp.*...................................................................     6,550,000
                                                                                                    ------------
           COMPUTERS COMMUNICATIONS (6.4%)
 250,000   Ascend Communications, Inc.*...........................................................    12,046,875
 160,000   Cisco Systems, Inc.*...................................................................    10,090,000
 150,000   Sun Microsystems, Inc.*................................................................     8,728,125
                                                                                                    ------------
                                                                                                      30,865,000
                                                                                                    ------------
           COMPUTERS SOFTWARE & SERVICES (0.6%)
  55,000   CSG Systems International, Inc.*.......................................................     2,997,500
                                                                                                    ------------

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           DEPARTMENT STORES (0.0%)
   1,400   Saks Incorporated*.....................................................................  $     31,850
                                                                                                    ------------
           DISCOUNT CHAINS (0.0%)
   1,500   Dollar General Corp....................................................................        35,812
                                                                                                    ------------
           DIVERSIFIED COMMERCIAL SERVICES (0.7%)
 125,000   HA-LO Industries, Inc.*................................................................     3,531,250
   3,300   Modis Professional Services*...........................................................        58,162
                                                                                                    ------------
                                                                                                       3,589,412
                                                                                                    ------------
           DIVERSIFIED FINANCIAL SERVICES (3.3%)
 200,000   Providian Financial Corp...............................................................    15,875,000
                                                                                                    ------------
           DIVERSIFIED MANUFACTURING (2.9%)
 225,000   Tyco International Ltd.................................................................    13,935,937
                                                                                                    ------------
           DRUG STORE CHAIN (2.9%)
 145,000   Express Scripts, Inc. (Class A)*.......................................................    14,164,687
                                                                                                    ------------
           E.D.P. PERIPHERALS (2.7%)
 200,000   EMC Corp.*.............................................................................    12,875,000
                                                                                                    ------------
           ELECTRICAL PRODUCTS (1.7%)
 195,000   American Power Conversion Corp.*.......................................................     8,263,125
                                                                                                    ------------
           ELECTRONIC DATA PROCESSING (1.4%)
 125,000   Gemstar International Group Ltd.*......................................................     6,828,125
                                                                                                    ------------
           ENVIRONMENTAL SERVICES (1.6%)
 175,000   Waste Management, Inc..................................................................     7,896,875
                                                                                                    ------------
           FINANCE COMPANIES (4.7%)
 125,000   Capital One Financial Corp.............................................................    12,718,750
 450,000   MBNA Corp..............................................................................    10,265,625
                                                                                                    ------------
                                                                                                      22,984,375
                                                                                                    ------------
           FOOD CHAINS (4.0%)
 250,000   Fred Meyer, Inc.*......................................................................    13,328,125
 125,000   Safeway, Inc.*.........................................................................     5,976,563
                                                                                                    ------------
                                                                                                      19,304,688
                                                                                                    ------------
           GENERIC DRUGS (6.2%)
 175,000   ALZA Corp.*............................................................................     8,378,125
 260,000   Chiron Corp.*..........................................................................     5,833,750
   1,100   ICN Pharmaceuticals, Inc...............................................................        25,713
 282,400   Watson Pharmaceuticals, Inc.*..........................................................    15,708,500
                                                                                                    ------------
                                                                                                      29,946,088
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           HOSPITAL/NURSING MANAGEMENT (1.2%)
   1,200   Quorum Health Group, Inc.*.............................................................  $     17,325
 110,000   Universal Health Services, Inc. (Class B)*.............................................     5,644,375
                                                                                                    ------------
                                                                                                       5,661,700
                                                                                                    ------------
           LIFE INSURANCE (1.1%)
   2,200   Conseco, Inc...........................................................................        76,313
  75,000   SunAmerica Inc.........................................................................     5,287,500
                                                                                                    ------------
                                                                                                       5,363,813
                                                                                                    ------------
           MAJOR BANKS (0.0%)
      50   State Street Corp......................................................................         3,119
                                                                                                    ------------
           MAJOR PHARMACEUTICALS (3.2%)
 200,000   Warner-Lambert Co......................................................................    15,675,000
                                                                                                    ------------
           MAJOR U.S. TELECOMMUNICATIONS (3.7%)
 325,000   MCI Worldcom Inc.*.....................................................................    17,956,250
                                                                                                    ------------
           MEDICAL/NURSING SERVICES (3.2%)
 625,000   Total Renal Care Holdings, Inc.*.......................................................    15,312,500
                                                                                                    ------------
           MID-SIZED BANKS (2.2%)
 140,000   Star Banc Corp.........................................................................    10,587,500
                                                                                                    ------------
           MULTI-LINE INSURANCE (1.2%)
 125,000   American Bankers Insurance Group.......................................................     5,585,938
                                                                                                    ------------
           OFFICE EQUIPMENT/SUPPLIES (1.4%)
 100,000   Lexmark International Group, Inc. (Class A)*...........................................     6,993,750
                                                                                                    ------------
           OIL/GAS TRANSMISSION (2.3%)
 140,000   Cooper Cameron Corp.*..................................................................     4,865,000
 175,000   Transocean Offshore Inc................................................................     6,464,063
                                                                                                    ------------
                                                                                                      11,329,063
                                                                                                    ------------
           OILFIELD SERVICES/EQUIPMENT (2.1%)
 250,000   R & B Falcon Corp.*....................................................................     3,390,625
 125,000   Schlumberger, Ltd......................................................................     6,562,500
                                                                                                    ------------
                                                                                                       9,953,125
                                                                                                    ------------
           OTHER PHARMACEUTICALS (2.2%)
 210,000   Medicis Pharmaceutical Corp. (Class A)*................................................    10,526,250
                                                                                                    ------------
           OTHER SPECIALTY STORES (4.0%)
 600,000   Staples, Inc.*.........................................................................    19,537,500
                                                                                                    ------------

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           POLLUTION CONTROL EQUIPMENT (0.0%)
   1,300   U.S. Filter Corp.*.....................................................................  $     27,544
                                                                                                    ------------
           RESTAURANTS (5.0%)
 125,000   Outback Steakhouse, Inc.*..............................................................     4,328,125
 100,000   Papa John's International, Inc.*.......................................................     3,787,500
 375,000   Starbucks Corp.*.......................................................................    16,265,625
                                                                                                    ------------
                                                                                                      24,381,250
                                                                                                    ------------
           SAVINGS & LOAN ASSOCIATIONS (0.4%)
  75,000   Charter One Financial, Inc.............................................................     2,048,438
                                                                                                    ------------
           TELECOMMUNICATION EQUIPMENT (0.0%)
   1,350   Tellabs, Inc.*.........................................................................        74,166
                                                                                                    ------------
           TOBACCO (3.2%)
 300,000   Philip Morris Companies, Inc...........................................................    15,337,500
                                                                                                    ------------
           UNREGULATED POWER GENERATION (0.8%)
 100,000   AES Corp.*.............................................................................     4,093,750
                                                                                                    ------------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $409,374,484).........................................................   482,190,384
                                                                                                    ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
           SHORT-TERM INVESTMENTS (1.5%)
           U.S. GOVERNMENT AGENCY (a) (1.4%)
$  6,500   Federal Home Loan Mortgage Corp. 5.42% due 11/02/98 (AMORTIZED COST $6,499,022)........     6,499,022
                                                                                                    ------------

           REPURCHASE AGREEMENT (0.1%)
     539   The Bank of New York 5.125% due 11/02/98 (dated 10/30/98; proceeds $539,479) (b)
             (IDENTIFIED COST $539,249)...........................................................       539,249
                                                                                                    ------------

           TOTAL SHORT-TERM INVESTMENTS
           (IDENTIFIED COST $7,038,271)...........................................................     7,038,271
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1998, CONTINUED

TOTAL INVESTMENTS
(IDENTIFIED COST $416,412,755) (C)....................................................  100.9 %  489,228,655

LIABILITIES IN EXCESS OF OTHER ASSETS.....................................................   (0.9)     (4,233,887)
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 484,994,768
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $470,063 U.S. Treasury Note 7.25% due 05/15/04 valued at $550,034.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $80,150,164 and the aggregate gross unrealized depreciation is $7,334,264, resulting in net unrealized appreciation of $72,815,900.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998

ASSETS:
Investments in securities, at value
  (identified cost $416,412,755)..............................................................  $489,228,655
Receivable for:
    Investments sold..........................................................................    10,204,885
    Shares of beneficial interest sold........................................................       562,019
    Dividends.................................................................................         6,875
Prepaid expenses and other assets.............................................................        61,770
                                                                                                ------------
     TOTAL ASSETS.............................................................................   500,064,204
                                                                                                ------------
LIABILITIES:
Payable for:
    Investments purchased.....................................................................    13,260,037
    Shares of beneficial interest repurchased.................................................     1,091,230
    Plan of distribution fee..................................................................       345,584
    Investment management fee.................................................................       245,436
Accrued expenses and other payables...........................................................       127,149
                                                                                                ------------
     TOTAL LIABILITIES........................................................................    15,069,436
                                                                                                ------------
     NET ASSETS...............................................................................  $484,994,768
                                                                                                ------------
                                                                                                ------------
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $373,362,761
Net unrealized appreciation...................................................................    72,815,900
Accumulated net investment loss...............................................................       (50,304)
Accumulated undistributed net realized gain...................................................    38,866,411
                                                                                                ------------
     NET ASSETS...............................................................................  $484,994,768
                                                                                                ------------
                                                                                                ------------
CLASS A SHARES:
Net Assets....................................................................................    $3,403,226
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       231,815
     NET ASSET VALUE PER SHARE................................................................        $14.68
                                                                                                ------------
                                                                                                ------------
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET
      ASSET VALUE)............................................................................        $15.49
                                                                                                ------------
                                                                                                ------------
CLASS B SHARES:
Net Assets....................................................................................  $441,787,339
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    30,405,379
     NET ASSET VALUE PER SHARE................................................................        $14.53
                                                                                                ------------
                                                                                                ------------
CLASS C SHARES:
Net Assets....................................................................................      $963,918
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................        66,335
     NET ASSET VALUE PER SHARE................................................................        $14.53
                                                                                                ------------
                                                                                                ------------
CLASS D SHARES:
Net Assets....................................................................................   $38,840,285
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................     2,637,052
     NET ASSET VALUE PER SHARE................................................................        $14.73
                                                                                                ------------
                                                                                                ------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1998

NET INVESTMENT LOSS:

INCOME
Dividends (net of $9,728 foreign withholding tax).............................................  $  1,208,728
Interest......................................................................................       979,233
                                                                                                ------------

     TOTAL INCOME.............................................................................     2,187,961
                                                                                                ------------

EXPENSES
Plan of distribution fee (Class A shares).....................................................         6,632
Plan of distribution fee (Class B shares).....................................................     5,067,171
Plan of distribution fee (Class C shares).....................................................         8,548
Investment management fee.....................................................................     3,513,517
Transfer agent fees and expenses..............................................................       772,973
Registration fees.............................................................................       102,380
Shareholder reports and notices...............................................................        79,763
Custodian fees................................................................................        57,016
Professional fees.............................................................................        51,037
Trustees' fees and expenses...................................................................        21,183
Other.........................................................................................         9,254
                                                                                                ------------

     TOTAL EXPENSES...........................................................................     9,689,474
                                                                                                ------------

     NET INVESTMENT LOSS......................................................................    (7,501,513)
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain.............................................................................    41,554,280
Net change in unrealized appreciation.........................................................   (51,278,029)
                                                                                                ------------

     NET LOSS.................................................................................    (9,723,749)
                                                                                                ------------

NET DECREASE..................................................................................  $(17,225,262)
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                       FOR THE YEAR      FOR THE YEAR
                                                                          ENDED              ENDED
                                                                     OCTOBER 31, 1998  OCTOBER 31, 1997*
--------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss................................................  $     (7,501,513) $     (6,458,646)
Net realized gain..................................................        41,554,280       108,316,922
Net change in unrealized appreciation..............................       (51,278,029)       37,095,380
                                                                     ----------------  -----------------

     NET INCREASE (DECREASE).......................................       (17,225,262)      138,953,656
                                                                     ----------------  -----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares.....................................................          (332,952)        --
Class B shares.....................................................       (96,278,872)      (81,010,400)
Class C shares.....................................................          (137,250)        --
Class D shares.....................................................        (6,786,251)        --
                                                                     ----------------  -----------------

     TOTAL DISTRIBUTIONS...........................................      (103,535,325)      (81,010,400)
                                                                     ----------------  -----------------
Net increase (decrease) from transactions in shares of beneficial
  interest.........................................................        44,543,546        (3,302,638)
                                                                     ----------------  -----------------

     NET INCREASE (DECREASE).......................................       (76,217,041)       54,640,618

NET ASSETS:
Beginning of period................................................       561,211,809       506,571,191
                                                                     ----------------  -----------------

     END OF PERIOD
    (INCLUDING ACCUMULATED NET INVESTMENT LOSSES OF $50,304 AND
    $47,938, RESPECTIVELY).........................................  $    484,994,768  $    561,211,809
                                                                     ----------------  -----------------
                                                                     ----------------  -----------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1998

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Capital Growth Securities (the "Fund"), formerly Dean Witter Capital Growth Securities, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on December 8, 1989 and commenced operations on April 2, 1990. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., designated as Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1998, CONTINUED

of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1998, CONTINUED

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.65% to the portion of daily net assets not exceeding $500 million; 0.55% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; and 0.475% to the portion of daily net assets exceeding $1.5 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1998, CONTINUED

offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $19,222,752 at October 31, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended October 31, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $278,936 and $620, respectively and received $6,978 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 1998 aggregated $1,219,884,100 and $1,277,540,630, respectively.

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1998, CONTINUED

For the year ended October 31, 1998 the Fund incurred $91,353 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund. At October 31, 1998, the Fund's payable for investments purchased and receivable for investments sold included unsettled trades with DWR of $354,536 and $490,034, respectively.

For the year ended October 31, 1998, the Fund incurred brokerage commissions of $205,878 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 1998 included in Trustees fees and expenses in the Statement of Operations amounted to $5,282. At October 31, 1998, the Fund had an accrued pension liability of $50,304 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

As of October 31, 1998, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $7,500,508, accumulated undistributed net realized gain was credited $1,361 and accumulated net investment loss was credited $7,499,147.

6. ACQUISITION OF DEAN WITTER RETIREMENT SERIES -- CAPITAL GROWTH SERIES

As of the close of business on September 11, 1998, the Fund acquired all the net assets of Dean Witter Retirement Series -- Capital Growth Series ("Retirement Capital Growth") pursuant to a plan of reorganization (the "Plan") approved by the shareholders of Retirement Capital Growth on August 19, 1998. The acquisition was accomplished by a tax-free exchange of 218,480 Class D shares of the Fund at a net asset value of $13.96 per share for 271,835 shares of Retirement Capital Growth. The net assets of the Fund and Retirement Capital Growth immediately before the

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1998, CONTINUED

acquisition were $469,210,059 and $3,049,132, respectively, including unrealized depreciation of $87,914 for Retirement Capital Growth. Immediately after the acquisition, the combined net assets of the Fund amounted to $472,259,191.

7. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE YEAR                  FOR THE YEAR
                                                                              ENDED                         ENDED
                                                                         OCTOBER 31, 1998             OCTOBER 31, 1997*+
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
CLASS A SHARES
Sold.............................................................      223,439   $    3,613,973       119,616   $  2,203,507
Reinvestment of distributions....................................       23,370          332,008       --             --
Redeemed.........................................................     (104,811)      (1,707,265)      (29,798)      (567,173)
                                                                   -----------   --------------   -----------   ------------
Net increase - Class A...........................................      141,998        2,238,716        89,818      1,636,334
                                                                   -----------   --------------   -----------   ------------

CLASS B SHARES
Sold.............................................................    3,644,613       59,399,825     6,428,644    107,706,868
Reinvestment of distributions....................................    6,483,260       91,640,518     5,359,165     77,011,200
Redeemed.........................................................   (7,641,998)    (118,765,145)  (11,716,042)  (189,751,824)
                                                                   -----------   --------------   -----------   ------------
Net increase (decrease) - Class B................................    2,485,875       32,275,198        71,767     (5,033,756)
                                                                   -----------   --------------   -----------   ------------

CLASS C SHARES
Sold.............................................................       63,753        1,053,888        23,055        439,171
Reinvestment of distributions....................................        6,035           85,400       --             --
Redeemed.........................................................      (24,271)        (372,811)       (2,236)       (40,010)
                                                                   -----------   --------------   -----------   ------------
Net increase - Class C...........................................       45,517          766,477        20,819        399,161
                                                                   -----------   --------------   -----------   ------------

CLASS D SHARES
Sold.............................................................      774,509       11,951,069       133,845      2,512,173
Reinvestment of distributions....................................      477,524        6,784,035       --             --
Acquisition of Dean Witter Retirement Series -- Capital Growth
 Series..........................................................      218,480        3,049,132       --             --
Redeemed.........................................................     (798,883)     (12,521,081)     (149,862)    (2,816,550)
                                                                   -----------   --------------   -----------   ------------
Net increase (decrease) - Class D................................      671,630        9,263,155       (16,017)      (304,377)
                                                                   -----------   --------------   -----------   ------------
Net increase in Fund.............................................    3,345,020   $   44,543,546       166,387   $ (3,302,638)
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

---------------------

 * For Class A, C and D, for the period July 28, 1997 (issue date) through October 31, 1997.
 +   On July 28, 1997, 1,981,439 shares representing $35,864,043 were transferred to Class D.

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                 FOR THE YEAR ENDED OCTOBER 31
                                           --------------------------------------------------------------------------
                                               1998++           1997*++          1996          1995          1994
---------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period....   $        18.71      $    16.98     $    14.40    $    11.86    $     13.35
                                                   ------      ----------     ----------    ----------    -----------

Income (loss) from investment
 operations:
   Net investment loss..................            (0.23)          (0.21)         (0.11)        (0.06)         (0.07)
   Net realized and unrealized gain
   (loss)...............................            (0.54)           4.68           2.69          2.60        --
                                                   ------      ----------     ----------    ----------    -----------

Total income (loss) from investment
 operations.............................            (0.77)           4.47           2.58          2.54          (0.07)
                                                   ------      ----------     ----------    ----------    -----------

Less distributions from net realized
 gain...................................            (3.41)          (2.74)        --            --              (1.42)
                                                   ------      ----------     ----------    ----------    -----------

Net asset value, end of period..........   $        14.53      $    18.71     $    16.98    $    14.40    $     11.86
                                                   ------      ----------     ----------    ----------    -----------
                                                   ------      ----------     ----------    ----------    -----------

TOTAL RETURN+...........................            (3.56)%         31.21%         17.92%        21.42%         (0.79)%

RATIOS TO AVERAGE NET ASSETS:
Expenses................................            %1.84(1)         1.84%          1.84%         1.89%          1.87%

Net investment loss.....................            (1.44)%(1)      (1.26)%        (0.64)%       (0.43)%        (0.15)%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands..............................         $441,787        $522,276       $506,571      $483,870       $456,977

Portfolio turnover rate.................            % 230             123%            72%           33%            13%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., have been designated as Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                  FOR THE PERIOD
                                                                FOR THE YEAR      JULY 28, 1997*
                                                                   ENDED             THROUGH
                                                              OCTOBER 31, 1998   OCTOBER 31, 1997
-------------------------------------------------------------------------------------------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period........................      $ 18.75            $ 18.10
                                                                   ------             ------
Income (loss) from investment operations:
   Net investment loss......................................        (0.11)             (0.04)
   Net realized and unrealized gain (loss)..................        (0.55)              0.69
                                                                   ------             ------
Total income (loss) from investment operations..............        (0.66)              0.65
                                                                   ------             ------
Less distributions from net realized gain...................        (3.41)           --
                                                                   ------             ------
Net asset value, end of period..............................      $ 14.68            $ 18.75
                                                                   ------             ------
                                                                   ------             ------
TOTAL RETURN+...............................................        (2.84)%             3.59%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         1.09%(3)           1.12%(2)
Net investment loss.........................................        (0.69)%(3)         (0.82)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $3,403             $1,684
Portfolio turnover rate.....................................          230%               123%

CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................      $ 18.71            $ 18.10
                                                                             ------             ------
Income (loss) from investment operations:
   Net investment loss................................................        (0.23)             (0.07)
   Net realized and unrealized gain (loss)............................        (0.54)              0.68
                                                                             ------             ------
Total income (loss) from investment operations........................        (0.77)              0.61
                                                                             ------             ------
Less distributions from net realized gain.............................        (3.41)           --
                                                                             ------             ------
Net asset value, end of period........................................      $ 14.53            $ 18.71
                                                                             ------             ------
                                                                             ------             ------
TOTAL RETURN+.........................................................        (3.56)%             3.37%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.84%(3)           1.85%(2)
Net investment loss...................................................        (1.44)%(3)         (1.54)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................         $964               $389
Portfolio turnover rate...............................................          230%               123%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                            FOR THE PERIOD
                                                                          FOR THE YEAR      JULY 28, 1997*
                                                                             ENDED             THROUGH
                                                                        OCTOBER 31, 1998   OCTOBER 31, 1997
-----------------------------------------------------------------------------------------------------------
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................      $ 18.76            $ 18.10
                                                                             ------             ------
Income (loss) from investment operations:
   Net investment loss................................................        (0.07)             (0.02)
   Net realized and unrealized gain (loss)............................        (0.55)              0.68
                                                                             ------             ------
Total income (loss) from investment operations........................        (0.62)              0.66
                                                                             ------             ------
Less distributions from net realized gain.............................        (3.41)           --
                                                                             ------             ------
Net asset value, end of period........................................      $ 14.73            $ 18.76
                                                                             ------             ------
                                                                             ------             ------
TOTAL RETURN+.........................................................        (2.59)%             3.65%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.84%(3)           0.82%(2)
Net investment loss...................................................        (0.44)%(3)         (0.50)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $38,840            $36,863
Portfolio turnover rate...............................................          230%               123%

---------------------

 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH
SECURITIES
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Capital Growth Securities (the "Fund"), formerly Dean Witter Capital Growth Securities, at October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
DECEMBER 7, 1998

                      1998 FEDERAL TAX NOTICE (UNAUDITED)

       During the year ended October 31, 1998, the Fund paid to shareholders $3.14 per share from long-term capital gains.

TRUSTEES                                            Morgan Stanley Dean Witter
                                                    Capital Growth
Michael Bozic                                       Securities
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS                                            [PHOTO]

Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Barry Fink
Vice President, Secretary and General Counsel
Peter Hermann
Vice President
Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS                              ANNUAL REPORT
                                                     OCTOBER 31, 1998
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.